FAIR VALUE - Assets and Liabilities Measured at Fair Value (Details) - USD ($) $ in Thousands	Dec. 26, 2015	Dec. 27, 2014
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets at fair value	$ 85,740	$ 693
Quoted Prices in Active Markets (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets at fair value	82,372	693
Prices with Other Observable Inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets at fair value	3,368	0
Recurring | Money market funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets at fair value	78,210	62
Recurring | Bond funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets at fair value	238	0
Recurring | Domestic stock funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets at fair value	3,130	0
Recurring | Domestic stock funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets at fair value	3,523	208
Recurring | International stock funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets at fair value	237	68
Recurring | Target funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets at fair value	230	198
Recurring | Bond funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets at fair value	172	157
Recurring | Total mutual funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets at fair value	4,162	693
Recurring | Quoted Prices in Active Markets (Level 1) | Money market funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets at fair value	78,210	62
Recurring | Quoted Prices in Active Markets (Level 1) | Bond funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets at fair value	0	0
Recurring | Quoted Prices in Active Markets (Level 1) | Domestic stock funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets at fair value	0	0
Recurring | Quoted Prices in Active Markets (Level 1) | Domestic stock funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets at fair value	3,523	208
Recurring | Quoted Prices in Active Markets (Level 1) | International stock funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets at fair value	237	68
Recurring | Quoted Prices in Active Markets (Level 1) | Target funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets at fair value	230	198
Recurring | Quoted Prices in Active Markets (Level 1) | Bond funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets at fair value	172	157
Recurring | Quoted Prices in Active Markets (Level 1) | Total mutual funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets at fair value	4,162	693
Recurring | Prices with Other Observable Inputs (Level 2) | Money market funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets at fair value	0	0
Recurring | Prices with Other Observable Inputs (Level 2) | Bond funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets at fair value	238	0
Recurring | Prices with Other Observable Inputs (Level 2) | Domestic stock funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets at fair value	3,130	0
Recurring | Prices with Other Observable Inputs (Level 2) | Domestic stock funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets at fair value	0	0
Recurring | Prices with Other Observable Inputs (Level 2) | International stock funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets at fair value	0	0
Recurring | Prices with Other Observable Inputs (Level 2) | Target funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets at fair value	0	0
Recurring | Prices with Other Observable Inputs (Level 2) | Bond funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets at fair value	0	0
Recurring | Prices with Other Observable Inputs (Level 2) | Total mutual funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets at fair value	$ 0	$ 0